Other Current Assets - Schedule of Other Current Assets (Detail)		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Total		¥ 40,052,000		¥ 17,686,000
Douyu [Member]
Interest receivable		29,565,595		53,484,027
Value-added tax recoverable		29,319,498		62,336,003
Funds receivable from third party payment service provider	[1]	64,801,248		69,263,440
Content rights		42,152,026		10,589,085
Others		12,905,239		8,637,038
Total		¥ 178,743,606	$ 25,299,515	¥ 204,309,593

[1]	The Group opened accounts with external online payment service providers to collect funding from users.